Expense Example	Jan. 28, 2026 USD ($)
Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	1,318
Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,244
Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,312
Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,058
Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,022
Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,011
R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	504
Expense Example, with Redemption, 5 Years	883
Expense Example, with Redemption, 10 Years	1,949
R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	458
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	1,751
R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	836
Expense Example, with Redemption, 10 Years	1,838
R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	717
Expense Example, with Redemption, 10 Years	1,584
R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	1,562
R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	701
Expense Example, with Redemption, 10 Years	$ 1,550